AOMT 2023-1 ABS-15G

Exhibit 99.33

Exception Level

Run Date - 1/5/2023

Recovco Loan ID	Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
BSNQUGFRSRJ	2023010108	Credit	Eligibility	Resolved	Resolved	BSNQUGFRSRJ-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The loan was AUS- DU approved at XXX, the debts at the time of origination did not include the add'l obligation of alimony paid by borrower X in the divorce decree on page XXX of the loan file. With this additional obligation of XXX monthly that is payable until XXX , the DTI increases to XXX X and no longer meets the DU tolerance.

									XXX Lender provided updated DU with DTI of XXX . Unable to clear condition as calculated at XXX X. No explanation from lender provided.			XXX . resolved. Spousal support payment is listed on the divorce decree	XXX. resolved. Spousal support payment is listed on the divorce decree
BSNQUGFRSRJ	2023010108	Credit	Credit	Resolved	Resolved	BSNQUGFRSRJ-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	Borrower two, XXX (pgXXX )., also pays child support and spousal support, as evidenced in Divorce decree, pg. XXX . Spousal support debt (pg. XXX ) was not counted in TDTI of original UW per Final XXX of Borrower X.			XXX . resolved. Spousal support payment is listed on the divorce decree	XXX. resolved. Spousal support payment is listed on the divorce decree
ILEL4CXLBIV	2023010105	Valuation	ValuationWaterfall	Resolved	Resolved	ILEL4CXLBIV-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	CU Risk Score XXX. Provide Third Party Valuation supporting appraised value within XXX variance.			XXX Lender approved with FRE R&W. Meets lender guides.	XXX Lender approved with FRE R&W. Meets lender guides.
ILEL4CXLBIV	2023010105	Credit	Credit	Resolved	Resolved	ILEL4CXLBIV-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The AUS required XXX .XX in assets to be verified. The assets in file reflect XXX .XX; however a wire transfer of XXX .XX into account (XXX ) on X/X was not sourced and seasoned.

									XXX Resolved- Lender provided settlement statement from refinance as source of large deposit.			XXX Resolved- Lender provided settlement statement from refinance as source of large deposit.	XXX Resolved- Lender provided settlement statement from refinance as source of large deposit.
ILEL4CXLBIV	2023010105	Credit	AUS	Resolved	Resolved	ILEL4CXLBIV-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The AUS in file datedXXX shows a DTI of XXX . The XXX at origination and the review of the DTI reflect a DTI of XXX. The final DTI exceeds the acceptable variance.			XXX Lender provided LP dated XXX with Eligible Accept - DTI approved to XXX .	XXX Lender provided LP dated XXX with Eligible Accept - DTI approved to XXX.
OH2L5NDI0SG	2023010106	Credit	DTI	Resolved	Resolved	OH2L5NDI0SG-M24IS310	DTI > XXX	* DTI > XXX (Lvl R)	The DTI calculated at origination was XXX . The total liabilities indicated on the XXX was XXX per month and total monthly income for the borrowers was XXX .XX. The total monthly income calculated for the borrowers during the audit review is XXX .XX per month and total monthly liabilities is XXX .XX resulting in a DTI of XXX .XXX . The investment property located at XXX XXX had a monthly net loss of XXX .XX and the co-borrower had a second job through one of the borrower’s businesses; however, the tax returns indicate she has less than two years in the second job.			XXX : Resolved. Additional income was identified with updated VOE from, showing co-borrowers bonus income for two years. DTi is XXX and meets New AUS DU received.	XXX: Resolved. Additional income was identified with updated VOE from Equifax, showing co-borrowers bonus income for two years. DTi is XX.XXX and meets New AUS DU received.
OH2L5NDI0SG	2023010106	Valuation	Value	Resolved	Resolved	OH2L5NDI0SG-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The subject was purchase as an investment property. The appraisal report is missing the comparable rent schedule to determine the rental market viability and income producing potential for subject property.			XXX : Resolved. Received Comparable Rent Schedule that offsets the subjects mortgage.	XXX: Resolved. Received Comparable Rent Schedule that offsets the subjects mortgage.
OH2L5NDI0SG	2023010106	Credit	Eligibility	Resolved	Resolved	OH2L5NDI0SG-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI calculated at origination was XXX . The total liabilities indicated on the XXX was XXX per month and total monthly income for the borrowers was XXX .XX. The total monthly income calculated for the borrowers during the audit review is XXX .XX per month and total monthly liabilities is XXX .XX resulting in a DTI of XXX .XXX . The investment property located at XXX XXX had a monthly net loss of XXX .XX and the co-borrower had a second job through one of the borrower’s businesses; however, the tax returns indicate she has less than two years in the second job.			XXX : Resolved. Additional income was identified with updated VOE from Equifax, showing co-borrowers bonus income for two years. DTi is XXX and meets New AUS DU received.	XXX: Resolved. Additional income was identified with updated VOE from Equifax, showing co-borrowers bonus income for two years. DTi is XX.XXX and meets New AUS DU received.
FOPL2CXND3C	2023010107	Valuation	ValuationWaterfall	Resolved	Resolved	FOPL2CXND3C-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file does not contain a secondary valuation supporting the value used at origination.			XXX Resolved: Supporting AVM provided	XXX Resolved: Supporting AVM provided
FOPL2CXND3C	2023010107	Credit	Doc Issue	Resolved	Resolved	FOPL2CXND3C-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment on page XXX , reflects coverage amount of XXX . The subject loan amount was XXX . Provide Title with adequete coverage.			XXX Resolved- Lender provided committment in the amount of XXX	XXX Resolved- Lender provided committment in the amount of XXX,XXX
2TAOYPVM4ZP	2023010567	Valuation	ValuationWaterfall	Resolved	Resolved	2TAOYPVM4ZP-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with XXX variance.		XX-XX-XXX Post Close AVM received supports origination value.	XX-XX-XXX Resolved	XXX Resolved
D1OTZIEU1ZP	2023010565	Valuation	ValuationWaterfall	Active	2: Acceptable with Warnings	D1OTZIEU1ZP-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl X)	The secondary valuation supporting the subjects value within XXX is not located in the loan file		Client provided verification appraisal covered under reps and warrant relief.	EVX: Client provided verification appraisal covered under reps and warrant relief.	EVX: Client provided verification appraisal covered under reps and warrant relief.
D1OTZIEU1ZP	2023010565	Compliance	Doc Issue	Active	2: Acceptable with Warnings	D1OTZIEU1ZP-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl X)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXX .XX or §XXX .XX, or delivery of all material disclosures, whichever occurs last. Consummation took place on XXX and per the last revised CD/PCCD issued on XXX, the loan disbursed on XXX. Loan could not disburse until after the end of the rescission period; rescission ended on XXX. The defect can be cured by providing the true funding date.		XXX Mailing label, letter of explanation, and updated Right to Cancel provided.	XXX cleared. Rescission period re-opened. Mailing label, letter of explanation, and updated Right to Cancel provided. Because defect was resolved after disbursement, grade is EVX (B).	XXXX cleared. Rescission period re-opened. Mailing label, letter of explanation, and updated Right to Cancel provided. Because defect was resolved after disbursement, grade is EVX (B).
S2N0NZWCM2I	2023010566	Credit	Credit	Resolved	Resolved	S2N0NZWCM2I-W8O59YIL	Final XXX is Missing	* Final XXX is Missing (Lvl R)	Provide all pages of final XXX . Missing REO pages for the following properties: XXX			XXX : Not Cleared. The XXX with all properties identified was not provided - missing the following three properties on the schedule of RE owned:XXX XXX : Cleared. Updated XXX received.	XXX: Not Cleared. The XXX with all properties identified was not provided - missing the following three properties on the schedule of RE owned:XXX. XXX: Cleared. Updated XXX received.
S2N0NZWCM2I	2023010566	Credit	Credit	Resolved	Resolved	S2N0NZWCM2I-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	DTI variance exceeds XXX. DU ratios XXX / XXX . Audit ratios XXX / XXX. Difference due to rental income calculations and wages used to qualify. The XXX reflects borrowers income of XXX .XX and net rental income of XXX for total qualifying income of XXX .XX and audit reflects base pay of XXX .XX, commission of XXX .XX (used lower YTD) and net rental loss of -XXX .XX that was added to the debt for total qualifying income of XXX .XX and DTI of XXX.			XXX Removed the DTI is with max guides of XXX it is XXX .	XXX Removed the DTI is with max guides of XXX it is XXX.
S2N0NZWCM2I	2023010566	Credit	Credit	Resolved	Resolved	S2N0NZWCM2I-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Provide lease for . supporting XXX /month

Provide documentation to support the following:
XXX   taxes and insurance in the amount of XXX  .XX
XXX   taxes and insurance in the amount of XXX  .XX
XXX   insurance in the amount of XXX
XXX   taxes and insurance in the amount of XXX .XX
XXX   taxes and insurance in the amount of XXX  .XX
XXX PITI, taxes and insurance (Schedule E shows mtg int paid - if sold provide CD from sale of property)
XXX  taxes and insurance in the amount of XXX
XXX  loan to XXX  (XXX ), provide CD supporting PITI XXX  .XX
XXX  and insurance in the amount of XXX
Primary Residence - Topaz Rd: taxes and insurance in the amount of XXX  .XX

									Credit report shows (XXX ) purchase money first balance XXX , payment XXX , open date X/XX but is not listed on XXX REO. Provide updated XXX REO listing mortgage and which property it is secured against OR evidence lien was paid/transferred.			XXX : Cleared. Information for all properties listed and on the tax returns in file.	XXX: Cleared. Information for all properties listed and on the tax returns in file.
O1SJBVV2MPH	2023010594	Credit	Credit	Resolved	Resolved	O1SJBVV2MPH-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The appraisal XXX is marked Under Construction; however, it also shows the Year Built date is XXX and the photos show a completed home which appears to be occupied. Provide corrected appraisal.			XXX Resolved. Lender provided corrected appraisal.	XXX Resolved. Lender provided corrected appraisal.
O1SJBVV2MPH	2023010594	Credit	Credit	Waived	Waived	O1SJBVV2MPH-N82WOOQJ	Guidelines	* Missing Documentation (Lvl W)	The borrower is a First Time Home Buyer and the borrower’s housing payment is increasing from XXX to XXX .XX which is a payment shock of XXX .XXX . The XXX Bank Statement guidelines for First-Time Home Buyers Section XXX states: The maximum payment shock allowed is XXX X.	Qualifying Credit Score is XXX , Is greater than XXX min at XXX LTV by XXX points
DTI XXX , is less than maximum DTI of XXX  by XXX X
Residual Income of XXX  , is greater than XXX   minimum by XXX
Reserves of XXX Months is greater than X months required by XXX months
Borrower with same Employer/Business for X years	XXX Downgraded to EVX- Payment shock is below maximum XXX X for Non. Lender provided exception approval datedXXX with compensating factors.
Qualifying Credit Score is XXX , Is greater than XXX  min at XXX  LTV by XXX  points
DTI XXX , is less than maximum DTI of XXX  by XXX X
Residual Income of XXX  , is greater than XXX   minimum by XXX
Reserves of XXX Months is greater than X months required by XXX months
Borrower with same Employer/Business for X years	XXX Downgraded to EVX- Payment shock is below maximum XXXX for Non-FTHB. Lender provided exception approval dated XXX with compensating factors.
Qualifying Credit Score is XXX, Is greater than XXX min at XXX LTV by XXX points
DTI XX.XXX, is less than maximum DTI of XXX by XX.XXXX
Residual Income of XXX, is greater than XXX minimum by XX,XXX
Reserves of XX.XX Months is greater than X months required by X.XX months
													Borrower with same Employer/Business for X years
CPXCOMSQVF1	2023010596	Credit	Credit	Resolved	Resolved	CPXCOMSQVF1-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	XXX /XXX reflects self-employed income of XXX .XX for the borrower and XXX .XX for the co-borrower for total qualifying income of XXX .XX/month. Origination income is not supported. The loan file contains only two months business bank statements (September and October XXX for XXX #XXX ). Per the Income Worksheet (XXX ) XX-months statements were used for the XXX account ending #XXX . Qualifying income and Residual income cannot be calculated without required XX-months bank statements. Audit figures were based on origination income.	XXX LTV is below the maximum XXX LTV by XXX.
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months over the required minimum.
												XXX : Resolved. Received XX months bank statements from.	XXX: Resolved. Received XX months bank statements from XXX #XXX.
CPXCOMSQVF1	2023010596	Credit	Credit	Resolved	Resolved	CPXCOMSQVF1-PXITUQYJ	XXX Application [information not provide]	* XXX Application [information not provide] (Lvl R)	The final XXX reflects equal qualifying income of XXX .XX for the borrower and income of XXX .XX for the co-borrower; however, the final loan application for the co-borrower (XXX ) does not reflect any employment or income information. The CPA letter confirms they each have XXX ownership; however, the loan file is missing the final loan application for the co-borrower to match the final XXX .	XXX LTV is below the maximum XXX LTV by XXX.
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months over the required minimum.
												XXX : Resolved. Updated application with income and employment added for co borrowers as well as additional property owned received.	XXX: Resolved. Updated application with income and employment added for co borrowers as well as additional property owned received.
CPXCOMSQVF1	2023010596	Credit	Credit	Resolved	Resolved	CPXCOMSQVF1-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The fraud report (XXX ) reflects the co-borrower owns a property located at XXX XXX Dr, XXX , TX under Alma Y. Gonzalez, which is an AKA on the borrower’s credit report. The loan application does not disclose this property or include in the DTI and the loan file does not contain documentation to verify it is not the borrowers.	XXX LTV is below the maximum XXX LTV by XXX.
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months over the required minimum.
												XXX : Resolved. This property is free and clear and has been added to loan application with taxes payment of XXX .monthly. Home is free and clear validation of the HOI is not required.	XXX: Resolved. This property is free and clear and has been added to loan application with taxes payment of XXX.monthly. Home is free and clear validation of the HOI is not required.
CPXCOMSQVF1	2023010596	Credit	Underwriting	Resolved	Resolved	CPXCOMSQVF1-GMFYRF6T	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl R)	Per lender guidelines, when a borrower housing history is less than XX months, the payment made for the longest period during the last XX-months should be used to calculate the payment shock. The maximum allowable payment shock is XXX X. The borrower sold his primary residenceXXX and has since been residing in a hotel documented with hotel payments from X/XXX -present. The loan file does not contain documentation of what the mortgage payment was on the prior residence to calculate the payment shock and verify it is within the maximum allowable.	XXX LTV is below the maximum XXX LTV by XXX.
XXX  Representative credit score exceeds the minimum required credit score of XXX  by XXX  points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months over the required minimum.
												XXX : Resolved. The Site X report concludes the prior residence was free and clear - guidelines state that there is no Payment shock determined when the previous property is free and clear.	XXX: Resolved. The Site X report concludes the prior residence was free and clear - guidelines state that there is no Payment shock determined when the previous property is free and clear.
3MZXQQRQBQ2	2023010595	Credit	Credit	Resolved	Resolved	3MZXQQRQBQ2-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	The loan application reflects a property owned at XXX W XXX S (XXX , XXX ) with no payments. The loan file does not contain evidence this property is owned free and clear and does not contain evidence of the taxes and insurance for the property to be included in the DTI.			XXX : Remained- Evidence of property XXX W. XXX S. PITI has been provided. First payment letter shows this property is not free and clear. The principal balance is XXX .XX.	XXX: Remained- Evidence of property XXX W. XXX S. PITI has been provided. First payment letter shows this property is not free and clear. The principal balance is XXX,XXX.XX.
3MZXQQRQBQ2	2023010595	Credit	Credit	Resolved	Resolved	3MZXQQRQBQ2-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The borrower has verified assets of XXX .XX from the life insurance cash value, which is sufficient to close and meet reserve requirements. Per lender guidelines section XXX, when documenting receipt of funds from the insurance company, a copy of the check from the insurer or copy of the pay out statement issued by the insurer must be obtained. The loan file does not have a copy of the check from the insurer to verify liquidation.	XXX : Remains. Received LOE from seller stating borrower withdrew funds from business account and HELOC. Received print out from AFCU #XXX with a balance of XXX .XX as of XXX . Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn. The UP&L HELOC statement received is dated XXX which is prior to the withdrawal for closing. If the borrower did not use life insurance funds for closing, provide updated XXX with correct assets and HELOC payment.
XXX : Remains. Received document showing the AFCU HELOC is zero, UPCU HELOC was paid in full with AFCU checking account and UPCU HELOC was paid in full on XX/XX. Proof provide that there is no loan on the primary residence as of XX/XX which is after closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn.
XXX : Resolved. Received copy of UPHC account pif and bank account showing the payment being made XXX was also received.	XXX: Remains. Received LOE from seller stating borrower withdrew funds from business account and HELOC. Received print out from XXX with a balance of XXXX.XX as of XXX. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn. The UP&L HELOC statement received is dated XXXX which is prior to the withdrawal for closing. If the borrower did not use life insurance funds for closing, provide updated XXX with correct assets and HELOC payment.
XXX: Remains. Received document showing the AFCU HELOC is zero, UPCU HELOC was paid in full with AFCU checking account and UPCU HELOC was paid in full on XXXX. Proof provide that there is no loan on the primary residence as of XXXX which is after closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn.
													XXX: Resolved. Received copy of UPHC account pif and bank account showing the payment being made XXX was also received.
3MZXQQRQBQ2	2023010595	Credit	Credit	Resolved	Resolved	3MZXQQRQBQ2-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The loan application does not reflect a first mortgage on the primary residence; however, the hazard insurance policy (XXX ) reflects a Mortgagee of . The credit report (XXX ) does reflect a line of credit with with a balance of X; however, there is no documentation for this account. The loan file does not contain evidence there is no other loan on the primary residence other than the new HELOC with for XXX with a balance of XXX taken onXXX (XXX).	XXX : Partially Resolved. Received LOE explaining borrower does not have primary residence HELOC with AFCU. AFCU statement shows credit line is a business line of credit with X balance (resolved). LOE also states HELOC funds were withdrawn for closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn. The UP&L HELOC statement received is dated XXX which is prior to the withdrawal for closing.

XXX : Remains. Received document showing the AFCU HELOC is zero, UPCU HELOC was paid in full with AFCU checking account and UPCU HELOC was paid in full on XX/XX. Proof provide that there is no loan on the primary residence as of XX/XX which is after closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn.
XXX : Resolved. The balance of the UPCU HELOC of XXX .XX was paid in full on XXX from borrowers XXX Credit Union account statement received.	XXX: Partially Resolved. Received LOE explaining borrower does not have primary residence HELOC with AFCU. AFCU statement shows credit line is a business line of credit with X balance (resolved). LOE also states HELOC funds were withdrawn for closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn. The UP&L HELOC statement received is dated XXXX which is prior to the withdrawal for closing.

XXX: Remains. Received document showing the AFCU HELOC is zero, UPCU HELOC was paid in full with AFCU checking account and UPCU HELOC was paid in full on XXXX. Proof provide that there is no loan on the primary residence as of XXXX which is after closing. Missing documentation showing the HELOC withdrawal and the monthly payment due after funds were withdrawn.
													XXX: Resolved. The balance of the UPCU HELOC of XXX,XXX.XX was paid in full on XXX from borrowers XXX Credit Union account statement received.
EQXOFN2N1JL	2023010597	Credit	Doc Issue	Resolved	Resolved	EQXOFN2N1JL-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file is missing the hazard insurance policy.	XXX : Remains. Lender provided HOI for the subject property with dwelling coverage of XXX and XXX X dwelling replacement. maximum coverage is at XXX and the loan amount is XXX . Property value is XXX ,XXX and land is valued at XXX . Coverage is insufficient.
XXX : Remains. Received HOI with XXX  dwelling coverage and expiresXXX   prior to note date
XXX : Resolved. The lender provided an updated HOI throughXXX with XXX k replacement cost and XXX k coverage	XXX: Remains. Lender provided HOI for the subject property with dwelling coverage of XXX,XXX and XXXX dwelling replacement. maximum coverage is at XXX,XXX and the loan amount is XXX,XXX. Property value is X,XXX,XXX and land is valued at XX,XXX. Coverage is insufficient.
XXX: Remains. Received HOI with XXX,XXX dwelling coverage and expires XXX prior to note date
													XXX: Resolved. The lender provided an updated HOI through XXX with XXXk replacement cost and XXXk coverage
EQXOFN2N1JL	2023010597	Credit	Credit	Resolved	Resolved	EQXOFN2N1JL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan application states the borrower is unmarried; however, the DOT states the borrower is a married man. Clarification for the discrepancy is missing.			XXX : Remains. Received Title insurance for the subject property. borrower is still listed as married. XXX : Resolved. Received updated XXX as married and initialed by the borrower	XXX: Remains. Received Title insurance for the subject property. borrower is still listed as married. XXX: Resolved. Received updated XXX as married and initialed by the borrower
EQXOFN2N1JL	2023010597	Credit	Doc Issue	Resolved	Resolved	EQXOFN2N1JL-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title reflects a policy amount of XXX , whereas the loan amount is XXX .			XXX : Resolved. Received Title insurance for the subject property in the amount of XXX .	XXX: Resolved. Received Title insurance for the subject property in the amount of XXX,XXX.
JML34ITFVXL	2023010598	Compliance	Compliance	Resolved	Resolved	JML34ITFVXL-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) The increase to the Appraisal fees on XXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of XXX .XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		COC dated XXX	XXX Resolved. The COC dated XXX resolved the tolerance violation.	XXX Resolved. The COC dated XXX resolved the tolerance violation.
JML34ITFVXL	2023010598	Valuation	Property	Resolved	Resolved	JML34ITFVXL-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	Per the appraisal, the subject sold within XXX days of the last sale and increased more than XXX requiring a second appraisal per lender guidelines section XX. Fraud report confirms the subject sold XXX for XXX and XXX for XXX . Title confirms the two sales as well (XXX ). The loan file does not contain a second appraisal.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Resolved. The loan file contains a XXXl AVM that is within XXX of the subjects value with a XXX confidence factor.	XXX: Resolved. The loan file contains a XXXl AVM that is within XXX of the subjects value with a XXX confidence factor.
JML34ITFVXL	2023010598	Credit	Credit	Resolved	Resolved	JML34ITFVXL-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The fraud report (XXX ) reflects the borrower owns a property located at XXX that has not been disclosed at origination. The loan file contains a Full Conveyance on the mortgage that was obtained (XXX ) showing it was satisfied, but this does not verify the borrower does not have ownership and responsibility for the taxes and insurance. There is no documentation to verify he does not have ownership.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Resolved. Received mortgage statement for XXX XXX and the borrower is not the owner	XXX: Resolved. Received mortgage statement for XXX XXX and the borrower is not the owner
JML34ITFVXL	2023010598	Credit	Credit	Resolved	Resolved	JML34ITFVXL-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The borrower does not meet the tradeline requirement of trade lines reporting for XX+ months with activity in last XX months OR X trade lines reporting for XX+ months with activity in last XX months. (XX-XX canceled rent checks may be used for a trade line. The borrower has XX months canceled rent checks and one tradeline for over XX months with activity within the last XX months. The file contains an approved exception (XXX ) for the tradelines.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
XXX : Resolved. Credit bureau shows the following accounts that are within the last XX months reporting activity. XXX - XX months reporting XXX X/XX, XX mos reporting, XXX months with X/XX	XXX: Resolved. Credit bureau shows the following accounts that are within the last XX months reporting activity. XXX - XX months reporting XXX XXX, XXX XX mos reporting, XXX XXX,XXXXX months with XXX of XXX

JML34ITFVXL	2023010598	Credit	Credit	Resolved	Resolved	JML34ITFVXL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The fraud report (XXX ) reflects the borrower has an additional application dated XXX for a property address located at XXX XXX , XXX , CA. The loan file does not contain verification this application has been canceled.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Resolved. Received property info for XXX whcih shows that the borrower is not the owner	XXX: Resolved. Received property info for XXX whcih shows that the borrower is not the owner
JML34ITFVXL	2023010598	Credit	Income	Resolved	Resolved	JML34ITFVXL-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The loan file is missing the required CPA letter confirming XXX X ownership per the Questionnaire.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Resolved. Bank statements and business filing in file reflect as a sole prop business.	XXX: Resolved. Bank statements and business filing in file reflect as a sole prop business.
JML34ITFVXL	2023010598	Credit	Eligibility	Active	2: Acceptable with Warnings	JML34ITFVXL-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl X)	XXX /XXX reflects self-employed income of XXX /month. Origination income is supported. Audit income is XXX .XX/month. This results in a DTI of XXX X. Per lender guidelines, for loans with an LTV of greater than XXX , the maximum DTI is XXX .	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Exception approval provided for the DTI being over XXX . Compensating factors for the credit score of XXX , residual income of XXX , and employment stability.	XXX: Exception approval provided for the DTI being over XXX. Compensating factors for the credit score of XXX, residual income of XXX, and employment stability.
JML34ITFVXL	2023010598	Credit	Underwriting	Active	2: Acceptable with Warnings	JML34ITFVXL-GMFYRF6T	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl X)	The maximum payment shock for a first-time homebuyer is XXX X. The borrower’s rent payment per the verification of housing payments in the file (XXX -XXX ) is XXX and the new PITI is XXX .XX resulting in a payment shock of XXX Xwhich exceeds the maximum allowed.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Exception approval provided for payment shock. Compensating factors for the credit score of XXX , residual income of XXX , and employment stability.	XXX: Exception approval provided for payment shock. Compensating factors for the credit score of XXX, residual income of XXX, and employment stability.
JML34ITFVXL	2023010598	Credit	Credit	Active	2: Acceptable with Warnings	JML34ITFVXL-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl X)	XXX /XXX reflects self-employed income of XXX /month. Origination income is supported. Audit income is XXX .XX/month. This results in a DTI of XXX X. Per lender guidelines, for loans with an LTV of greater than XXX , the maximum DTI is XXX .	XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
XXX .XX reserves (XXX months) exceed the minimum required of XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
Borrower has been employed at current job for X years.
												XXX : Exception approval provided for the DTI being over XXX . Compensating factors for the credit score of XXX , residual income of XXX , and employment stability.	XXX: Exception approval provided for the DTI being over XXX. Compensating factors for the credit score of XXX, residual income of XXX, and employment stability.
AELN0US0H0T	2023010599	Valuation	Value	Resolved	Resolved	AELN0US0H0T-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal was completed for another lender and the loan file does contain the required assignment letter; however, it does not certify they have complied with Federal, State and FNMA Appraisal Independence requirements as required.	DTI is XXX X below maximum DTI of XXX .
XXX .XX reserves (XXX .XX months) exceed the required XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
XXX  mortgage payment history
												XXX Resolved: the appraisal transfer letter is sign off and acceptable	XXX Resolved: the appraisal transfer letter is sign off and acceptable
AELN0US0H0T	2023010599	Valuation	Property	Resolved	Resolved	AELN0US0H0T-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)	The appraisal states there are no sales in the prior three years; however, the title (XXX ) reflects a sale from XXX , LLC to XXX , LLC onXXX . There is no evidence of the amount of that sale to determine if there is an increase of greater than XXX and a second appraisal is required as the seller acquired the property within XXX days of the subject sale.	DTI is XXX X below maximum DTI of XXX .
XXX .XX reserves (XXX .XX months) exceed the required XXX .XX (X months) by XXX months.
Borrower has XXX .XX residual income after all expenses.
XXX  mortgage payment history
											Lender requested update. Reviewed and downgraded collections condition. Indicated pending item:*The appraisal states there are no sales in the prior three years; however, the title (XXX ) reflects a sale from XXX onXXX . There is no evidence of the amount of that sale to determine if there is an increase of greater than XXX and a second appraisal is required as the seller acquired the property within XXX days of the subject sale.	XXX Resolved: The fact the subject was new construction clarifies the prior sale of raw land.	XXX Resolved: The fact the subject was new construction clarifies the prior sale of raw land.
AELN0US0H0T	2023010599	Credit	Credit	Resolved	Resolved	AELN0US0H0T-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the Flood Insurance Policy to verify coverage is sufficient.			XXX : Resolved. Received flood coverage XXX	XXX: Resolved. Received flood coverage XXX,XXX
AELN0US0H0T	2023010599	Valuation	ValuationWaterfall	Resolved	Resolved	AELN0US0H0T-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing the secondary appraisal product required to support the appraised value per lender guidelines section XXX as the FNMA CU score exceeds XXX.		XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
AELN0US0H0T	2023010599	Credit	Credit	Waived	Waived	AELN0US0H0T-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	The credit report reflects charge off of a lease with XXX with a past due amount of XXX that is within XX-months and lender matrix states no charge offs in the last XX months.	DTI is XXX X below maximum DTI of XXX .
XXX .XX reserves (XXX .XXmonths) exceed the required XXX .XX (X months) by XXX .XX months.
Borrower has XXX .XX residual income after all expenses.
XXX  mortgage payment history

												XXX Down-graded to EVX and acknowledged. Lender provided the XXX /Approval with the condition addressed and the rationale for the waiver. Borrower has two non-medical collection accounts and charge off which can stay open since the borrower has sufficient assets for required reserves and for funds to close and to payoff the balances for these accounts. Remaining verified assets at XXX .XX, XXX .XX in reserves at XXX months. Sufficient compensating factors are present.	XXX Down-graded to EVX and acknowledged. Lender provided the XXX/Approval with the condition addressed and the rationale for the waiver. Borrower has two non-medical collection accounts and charge off which can stay open since the borrower has sufficient assets for required reserves and for funds to close and to payoff the balances for these accounts. Remaining verified assets at XXX,XXX.XX, XXX,XXX.XX in reserves at XXX months. Sufficient compensating factors are present.
KNWH0IS33SY	2023010600	Credit	Credit	Waived	Waived	KNWH0IS33SY-0BLBZVJN	Credit	* Missing Documentation (Lvl W)	The loan file contains XX months bank statements each showing a check payment in the amount of XXX which is documented as his rent payments. The bank statements do not show who the check was paid to and do not include copies of the canceled checks. The loan file does not contain a copy of the rental lease or any documentation correlating these checks to the borrowers rent to verify the required XX month housing history.XXX Received lease that validates the XXX month in rent. Received exception dated XXX for XX months vs XX months proof of payment of rent. The compensating factors provided are XXX credit score, XXX X DTI, XX months verified reserves, residual income of XXX and payment shock of XXX .	XX month piti in reserves vs X months required Residual income of XXX vs XXX required Credit score of XXX vs XXX required at XXX XXX DTI vs XXX max	XXX : Remains. Lender provided same bank statements but no additional information
XXX : Remains. Received lease with rents of XXX   but missing rent payments for XX months
XXX : Remains. Received XX months of rent payments. Missing December and January payment
XXX : Loan Downgraded to EVX
XXX : Exception Acknowledged with compensating factors present.	XXX: Remains. Lender provided same bank statements but no additional information
XXX: Remains. Received lease with rents of XXX but missing rent payments for XX months
XXX: Remains. Received XX months of rent payments. Missing December and January payment
XXX: Loan Downgraded to EVX
													XXX: Exception Acknowledged with compensating factors present.
MHYTCPF4FIP	2023010554	Credit	Credit	Resolved	Resolved	MHYTCPF4FIP-PXITUQYJ	XXX Application [information not provide]	* XXX Application [information not provide] (Lvl R)	Section Xb of the final application for the borrower is marked "Does not apply" and is not completed. The section should reflect the borrower's business XXX and how many years of employment along with the monthly income. The “current address” indicates X years and X months at the departure residence. The updated XXX reflecting the correct information is missing.			XXX : Resolved. Received updated XXX with resident and employment times added. resident time is still X for co-borrower but is the same address as borrower and married	XXX: Resolved. Received updated XXX with resident and employment times added. resident time is still X for co-borrower but is the same address as borrower and married
23RB15J1MXM	2023010556	Credit	Credit	Resolved	Resolved	23RB15J1MXM-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The purchase contract on pages XXX - XXX does not reflect the borrower's name, initials, or signatures. The individual that signed the document as the buyer was the borrower's spouse. The addendum to the contract indicating the borrower was also a signatory to the purchase is missing.			XXX : Remains. Received the X page addendum to the contract XXX : Resolved. Received all signed pages by the seller and the borrower's spouse with the addendum listing the borrower as the buyer	XXX: Remains. Received the X page addendum to the contract XXX: Resolved. Received all signed pages by the seller and the borrower's spouse with the addendum listing the borrower as the buyer
23RB15J1MXM	2023010556	Credit	Credit	Resolved	Resolved	23RB15J1MXM-W8O59YIL	Final XXX is Missing	* Final XXX is Missing (Lvl R)	The XXX indicates the borrower owns the departure residence locate at XXX XXX . The XXX also indicates the borrower owns a rental property located at XXX XXX . The fraud report on page XXX indicates the borrower’s spouse owns the property not the borrower. Further, the purchase contract for the sale of the departure residence does not reflect the borrower’s name as a seller. The HUD from the purchase of the departure residence on page XXX reflects the borrower’s spouse not the borrower. The fraud report on pages XXX -XXX does not reflect the investment property located at XXX XXX indicating the borrower has no ownership of the property. The file is missing the updated XXX indicating the borrower has “No primary housing expense” for the departure residence and no investment property ownership.	XXX : Remains. Received updated XXX removing rental properties and the property taxes for X addresses in spouses name only. XXX is missing the update of no housing expense verses being owned
XXX : Remains. Received LOX from lender. XXX  is missing the update of no housing expense verses being owned
XXX : Resolved. Received XXX with no housing expense verses being owned	XXX: Remains. Received updated XXX removing rental properties and the property taxes for X addresses in spouses name only. XXX is missing the update of no housing expense verses being owned
XXX: Remains. Received LOX from lender. XXX is missing the update of no housing expense verses being owned
													XXX: Resolved. Received XXX with no housing expense verses being owned
HECGFNLDCOR	2023010557	Credit	Credit	Resolved	Resolved	HECGFNLDCOR-PXITUQYJ	XXX Application [information not provide]	* XXX Application [information not provide] (Lvl R)	The final XXX on page XXX for the co-borrower reflects a mortgage through XXX in the amount of XXX with a monthly payment of XXX that is not attached to any of the properties owned by the co-borrower. The mortgage loan does not appear on the credit report and the file does not contain a VOM; therefore, the mortgage cannot be rated. Further, the loan file is missing documentation indicated which the property the mortgage is attached. The fraud report and MERS report do not indicate active mortgage loan through for the co-borrower.	XXX : Remains - an exception received datedXXX but the exception logging section has not been completed.
XXX : Resolved. Received credit report of XXX loan paid off in XXX with property details and mortgage satisfaction from sale of property	XXX: Remains - an exception received dated XXX but the exception logging section has not been completed.
													XXX: Resolved. Received credit report snippet of Homestreet Bank loan paid off in XXX with property details and mortgage satisfaction from sale of property
HECGFNLDCOR	2023010557	Valuation	ValuationWaterfall	Resolved	Resolved	HECGFNLDCOR-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within XXX variance.			XXX : Resoved: AVM provided
HECGFNLDCOR	2023010557	Compliance	Compliance	Resolved	Resolved	HECGFNLDCOR-YF1S1X5R	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within X days of the application date, XXX. If a Loan Estimate was given within X days of the application, the defect can be resolved by providing such disclosure.		XXX LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
HECGFNLDCOR	2023010557	Compliance	Disclosures	Resolved	Resolved	HECGFNLDCOR-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) dated XXX was not disclosed within X days of the application date, XXX. The defect can be resolved by providing evidence that shows the disclosure was provided within X-business days of application.		XXX LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
HECGFNLDCOR	2023010557	Compliance	Compliance	Resolved	Resolved	HECGFNLDCOR-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.		XXX. LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
HECGFNLDCOR	2023010557	Compliance	Compliance	Resolved	Resolved	HECGFNLDCOR-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) and This loan failed the charges that in total cannot increase more than XXX . Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.		XXX LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
HECGFNLDCOR	2023010557	Compliance	Compliance	Resolved	Resolved	HECGFNLDCOR-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	A revised disclosure was not provided to the consumer within X business days of the rate lock date, XXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.		XXX LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
HECGFNLDCOR	2023010557	Credit	Credit	Resolved	Resolved	HECGFNLDCOR-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the tax cert for the subject property.			XXX : Resolved. Received tax calculations for subject property	XXX: Resolved. Received tax calculations for subject property
HECGFNLDCOR	2023010557	Compliance	Compliance	Resolved	Resolved	HECGFNLDCOR-1E29A8UN	TRID- SPL late	* TRID- SPL late (Lvl R)	The Service Provider List issued on XXX was not disclosed within X days of the application date, XXX. As a result, fees that the borrower could shop for were tested under XXX tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within X business days of application.		XXX LOE provided, creditor observed New Year holiday XXX .	XXX Cleared. LOE provided, creditor observed New Year holiday XXX . Timing tests updated accordingly.	XXX Cleared. LOE provided, creditor observed New Year holiday XXX. Timing tests updated accordingly.
VKCP2DLJRDA	2023010572	Compliance	Compliance	Resolved	Resolved	VKCP2DLJRDA-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) The addition of the following fee onXXX was not accepted because a valid change of circumstance was not provided: Final Inspection Fee. A cost to cure in the amount of XXX .XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XXX Remains. The COC datedXXX does not resolve the addition of the Final Inspection added onXXX . The file gives no indication as to what date was known that a final inspection was needed. This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) The addition of the following fee onXXX was not accepted because a valid change of circumstance was not provided: Final Inspection Fee. A cost to cure in the amount of XXX .XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Resolved. The COC XXX is sufficient to cure the violation.	XXX Remains. The COC dated XXX does not resolve the addition of the Final Inspection added on XXX. The file gives no indication as to what date was known that a final inspection was needed. This loan failed the charges that cannot increase test. (XX CFR §XXX.XX(e)(X)(i)) The addition of the following fee on XXX was not accepted because a valid change of circumstance was not provided: Final Inspection Fee. A cost to cure in the amount of XXX.XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

													XXXX Resolved. The COC XXXX is sufficient to cure the violation.
SOCQU5MYFJW	2023010558	Compliance	Compliance	Resolved	Resolved	SOCQU5MYFJW-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XX CFR §XXX .XX(e)(X)(i)) The increase to the Broker Fee on disclosureXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		LE datedXXX	XXX Resolved. The LE datedXXX resolved the tolerance violation.	XXX Resolved. The LE dated XXX resolved the tolerance violation.
M1WMDEES4MU	2023010573	Valuation	ValuationWaterfall	Resolved	Resolved	M1WMDEES4MU-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section XXX, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than XXX. There was no Collateral Underwriter Risk Score. The appraisal, page XXX , valued the subject property at XXX on XXX . The file did not include a secondary appraisal.		Issue Resolved: Client provided acceptable CU score	Issue Resolved: Client provided acceptable CU score	Issue Resolved: Client provided acceptable CU score
RHYN025BU2C	2023010574	Credit	Doc Issue	Resolved	Resolved	RHYN025BU2C-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan amount is XXX , and the title insurance is for XXX , which is a difference of XXX .	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has owned subject investment property X years.	The lender provided a copy of the updated title policy with the correct loan amount.	XXX.XXX : Finding resolved. The lender provided a copy of the updated title policy with the correct loan amount.	XXX: Finding resolved. The lender provided a copy of the updated title policy with the correct loan amount.
RHYN025BU2C	2023010574	Valuation	ValuationWaterfall	Resolved	Resolved	RHYN025BU2C-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section XXX, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than XXX. The file did not contain a Collateral Underwriter Risk Score. The appraisal, page XXX , valued the subject property at XXX on XXX . The file did not include a secondary appraisal.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has owned subject investment property X years.	XX-XX-XXX Post Close Desk Review received supports origination value.	XX-XX-XXX Resolved	XXX Resolved
4JGU5VEOFIP	2023010575	Credit	Guidelines	Resolved	Resolved	4JGU5VEOFIP-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Loan approval shows the subject loan was approved using XX months business bank statements, however only XX months business bank statements provided in the file (XXX toXXX ). Missing copies of business bank statement from X/XXX to XX/XXX .			XXX : Remains. Received business bank statements from X/XXX to XX/XXX but X/XXX is illegible XXX : Resolved. Received legible X/XXX	XXX: Remains. Received business bank statements from XXXX to XXX but XXXX is illegible XXX: Resolved. Received legible XXXX
ZOAMMKSFYU4	2023010601	Credit	Credit	Waived	Waived	ZOAMMKSFYU4-0BLBZVJN	Credit	* Missing Documentation (Lvl W)	Per the final XXX XXX , the borrower rents at the current primary home at XX Central Ave, Tenton, NJ for X years with no rent amount reflected. The loan file contains a list of the rent payment history XXX for XX months at XXX and for X month at XXX . The business bank statements with XXX checking #XXX all reflect a XXX or XXX check clearing. XXX XXX, p.X XXX is XXX is XXX is XXX is XXX is XXX is XXX is XXX is XXX is XXX is XXX is XXX. The loan file is missing the copies of the checks to verify the checks were written to the landlord and the file is missing the lease to verify who the landlord is and the monthly rent amount.	Disposable income of XXX per month is great than the minimum of XXX by XXX
DTI of XXX X is less than the maximum of XXX  y XXX
XXX  FICO is greater than the minimum XXX  by XX points
										XXX Months reserves is greater than the minimum required X months by XXX months.		XXX : Downgraded to EVX: Lender provided email validation from MLO indicating error in the input of rental payment, provided corrected URLA, validated that the payments were XXX and then increased to XXX . Payments were validated in the bank statements as indicated in lieu of check copies. Lender approved with this documentation in file with compensating factors present.	XXX: Downgraded to EVX: Lender provided email validation from MLO indicating error in the input of rental payment, provided corrected URLA, validated that the payments were XXX and then increased to XXX. Payments were validated in the bank statements as indicated in lieu of check copies. Lender approved with this documentation in file with compensating factors present.
ZOAMMKSFYU4	2023010601	Credit	Credit	Waived	Waived	ZOAMMKSFYU4-HZ5671LK	Missing Doc	* Missing Doc (Lvl W)	The appraisal XXX shows the subject’s city as XXX . The Note XXX, mortgage XXX, CD XXX, Title p. XXX XXX and final XXX XXX all show the subject’s city as XXX . The loan file is missing a corrected appraisal with the subject’s city as XXX .	Disposable income of XXX per month is great than the minimum of XXX by XXX
DTI of XXX X is less than the maximum of XXX  y XXX
XXX  FICO is greater than the minimum XXX  by XX points
										XXX Months reserves is greater than the minimum required X months by XXX months.		XXX Downgraded to EVX: Lender provided verification of zip code XXX indicating XXX and XXX are Listed. XXX Township is a township in XXX , New Jersey, United States. It is the largest suburb of XXX , New Jersey. All legal documents in file reflect the XXX . Non material condition pending an updated appraisal.	XXX Downgraded to EVX: Lender provided verification of zip code XXX indicating are Listed. XXX Township is a township in ,. It is the largest suburb of . All legal documents in file reflect the . Non material condition pending an updated appraisal.
ULPUA1EVPJA	2023010602	Credit	Credit	Resolved	Resolved	ULPUA1EVPJA-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The subject property is a condominium. The loan file contains Condo Questionnaire XXX , Condo HOI XXX and Condo Budget XXX . XXX Guidelines Section XXX.X states: All condominium transactions must have a completed Homeowners’ Association (HOA) Certification not greater than XX days old at the time of closing and a valid project approval. The loan file is missing the (HOA) Certification not greater than XX days old at the time of closing and a valid project approval.	XXX : Remains. Received email from HOA/Property Manager the condo questionnaire is still valid but missing an updated Condo Questionnaire
XXX : Resolved. Received cert that the update was provided in the email by the HOA/Property Manager	XXX: Remains. Received email from HOA/Property Manager the condo questionnaire is still valid but missing an updated Condo Questionnaire
													XXX: Resolved. Received cert that the update was provided in the email by the HOA/Property Manager
53HUPZFYTZS	2023010578	Credit	Credit	Resolved	Resolved	53HUPZFYTZS-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, section XXX, a two (X) year housing history is required. The loan file did not include documentation verifying a two year housing history. The loan application did not indicate how long the borrowers were at their current address.		This is a XXX we do not verify any housing history. XXX have a Foreign address and it is not required to be documented	XXX : Resolved. This is a Foreign National we do not verify any housing history. Foreign Nationals have a Foreign address and it is not required to be documented	X.XX.XXX: Resolved. This is a XXXl we do not verify any housing history. XXX have a Foreign address and it is not required to be documented
WXXN2YMB4YL	2023010579	Valuation	ValuationWaterfall	Resolved	Resolved	WXXN2YMB4YL-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Secondary appraisal product is required due to FNMA CU Score of XXX, loan amount >XXX and cash-out exceeding XXX . The loan file is missing the secondary appraisal product. Acceptable review products include AVM’s, enhanced desk reviews, and field reviews.			XXX : Resolved. AVM provided.	XXX: Resolved. AVM provided.
PWJAFT31E2S	2023010603	Credit	Credit	Resolved	Resolved	PWJAFT31E2S-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The borrower provided an HOA letter XXX which lists the properties owned by the borrowers which do not have a HOA fee. The letter does not list the investment property at XXX. The loan file is missing documentation to verify the HOA fee for XXX or if there is no HOA fee.			XXX : Resolved. Received HOA for XXX annually	XXX: Resolved. Received HOA for XXX annually
IACALNUERQR	2023010581	Credit	Credit	Resolved	Resolved	IACALNUERQR-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	Regions Bank Business Checking #XXX (pg X) shows the account owner as XXX . The loan file does not have documentation to verify the borrower is the owner of this business to allow the use of business funds. The borrower's landscaping business has been documented and verified.			XXX : Resolved. Received business documentation that the borrower is the owner of XXX	XXX: Resolved. Received business documentation that the borrower is the owner of XXX
IACALNUERQR	2023010581	Credit	Credit	Resolved	Resolved	IACALNUERQR-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	LOX for credit inquiries is missing from the loan file. A written explanation is required for all inquiries within XX-days of the date of the credit report.			XXX : Resolved. Received LOX for X/X being XXX and X-XX being the initial broker. others were XX+ days	XXX: Resolved. Received LOX for XXX being XXX and X-XX being the initial broker. others were XX+ days
IACALNUERQR	2023010581	Credit	Credit	Waived	Waived	IACALNUERQR-0BLBZVJN	Credit	* Missing Documentation (Lvl W)	The loan file is missing a LOX regarding prior mortgage history for XXX #XXX . Clarification is needed if the loan was modified and/or how it was paid current. Credit reporting XXX and XXX . XXX X/XXX and Note date isXXX . If loan was modified, X year seasoning required.	PITI reserves of XXX Months is greater than the minimum X months required by XXX months
XXX  FICO id greater than the minimum required XXX  by XX points
Disposable income of XXX .XX is greater than the minimum of XXX   by XXX .XX per month

XXX : Remains. Received lender statement that loan was not modified but missing a LOX regarding prior mortgage history for XXX #XXX
XXX : Downgraded to EVX. Lender acknowledged: The payment history does not suggest that a modification was needed. If borrower had not remedied the
X-XX or X-XX the delinquency history would have increased to X XXX  and X XXX  respectively. The Bank statement program looks at the last XX months of mortgage / housing history. The requirement is to be XXX  in last XX months - guides XX .X .X
XXX: Remains. Received lender statement that loan was not modified but missing a LOX regarding prior mortgage history for XXX #XXX
XXX: Downgraded to EVX. Lender acknowledged: The payment history does not suggest that a modification was needed. If borrower had not remedied the
X-XX or X-XX the delinquency history would have increased to X xXX and X xXX respectively. The Bank statement program looks at the last XX months of mortgage / housing history. The requirement is to be XXX in last XX months - guides XX .X .X

IACALNUERQR	2023010581	Credit	Credit Worthiness	Waived	Waived	IACALNUERQR-P6P8CVNF	Mortgage history for primary residence less than X	* Mortgage history for primary residence less than XX months (Lvl W)	The borrower owns departing primary residence free and clear.	PITI reserves of XXX Months is greater than the minimum X months required by XXX months
XXX  FICO id greater than the minimum required XXX  by XX points
										Disposable income of XXX .XX is greater than the minimum of XXX by XXX .XX per month		XXX Acknowledged Borrower current residence is owned free and clear. Compensating factors are present.	XXX Acknowledged Borrower current residence is owned free and clear. Compensating factors are present.
KYRAJLMK4XV	2023010605	Valuation	ValuationWaterfall	Resolved	Resolved	KYRAJLMK4XV-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl X)	The guidelines XXX Appraisal review process requires a secondary appraisal product to support the appraisal value of XXX with the loan amount is greater than XXX (loan amount is XXX ). The FNMA UCDP is located on page XXX , however, the CU score of XXX exceeds the minimum allowed score of XXX. The appraised value supporting documentation is missing, the loan does not meet the minimum appraisal requirements.		Desk Review Information Provided		XXX Client Provided acceptable Desk Review XXX Variance
MTM4HRW51QQ	2023010606	Credit	Credit	Active	2: Acceptable with Warnings	MTM4HRW51QQ-0BLBZVJN	Credit	* Missing Documentation (Lvl X)	The appraisal (pg XXX ) reflects the property is owner occupied. Exception made for the typographical error by the appraiser on the occupancy of the residence. It is an Investment property. Compensating factors given, LTV of XXX and reserves.	Mid Credit score of XXX vs XXX LTV of XXX vs XXX DSCR of XXX vs XXX
MTM4HRW51QQ	2023010606	Credit	Credit	Active	2: Acceptable with Warnings	MTM4HRW51QQ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl X)	The guidelines, section X, requires a lease with a XX month term. The appraiser indicated the property is rented for XXX monthly; however, does not provide the term of the lease.	XXX DSR score vs XXX XXX credit =score vs XXX required.		XXX : Remains. Received partial lease from XXX , and an unsigned explanation that the individuals on the lease are the same tenants. the lease was dated in XXX with an end date that was not identified. Borrower has compensating factors to offset the partial lease with unspecified dates, a XXX DSR score vs XXX and XXX credit =score vs XXX required.	XXX: Remains. Received partial lease from XXX, and an unsigned explanation that the individuals on the lease are the same tenants. the lease was dated in XXX with an end date that was not identified. Borrower has compensating factors to offset the partial lease with unspecified dates, a X.XXX DSR score vs X.X and XXX credit =score vs XXX required.
WKN3YIS5JGK	2023010582	Valuation	ValuationWaterfall	Resolved	Resolved	WKN3YIS5JGK-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines, section XXX, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than XXX. The Collateral Underwriter Risk Score is XXX. The appraisal, page XXX , valued the subject property at XXX onXXX . The file did not include a secondary appraisal.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.	XX-XX-XXX Post Close Desk Review received supports origination value.	XX-XX-XXX Resolved	XXX Resolved
WKN3YIS5JGK	2023010582	Credit	Credit	Waived	Waived	WKN3YIS5JGK-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	Per guidelines, the max LTV for a loan less than XXX is XXX . The LTV of XXX is calculated using the lessor of the purchase price of XXX and loan amount of XXX .	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.	The lender provided an approved exception.	XXX : Finding remains. Final graded EV X/B	X.XX.XXX: Finding remains. Final graded EV X/B
WKN3YIS5JGK	2023010582	Credit	Eligibility	Waived	Waived	WKN3YIS5JGK-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the max LTV for a loan less than XXX is XXX . The LTV of XXX is calculated using the lessor of the purchase price of XXX and loan amount of XXX .	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.	The lender provided an approved exception.	XXX : Finding remains. Final graded EV X/B	X.XX.XXX: Finding remains. Final graded EV X/B
WKN3YIS5JGK	2023010582	Credit	Eligibility	Waived	Waived	WKN3YIS5JGK-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the max LTV for a loan less than XXX is XXX . The LTV of XXX is calculated using the lessor of the purchase price of XXX and loan amount of XXX .	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum.	The lender provided an approved exception.	XXX : Finding remains. Final graded EV X/B	X.XX.XXX: Finding remains. Final graded EV X/B
DLGJNEBILIH	2023010604	Valuation	ValuationWaterfall	Resolved	Resolved	DLGJNEBILIH-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing the secondary appraisal product. XXX Guidelines Section XXX state: The appraisal review process requires a secondary appraisal product to support the appraised value for the transaction. Acceptable review products include AVM’s. enhanced desk reviews, file reviews, FNMA Collateral Underwriter (CU) with a score if equal to or less than XXX or FRE Loan Collateral with rep and warranty relief, and second full appraisals. The FNMA UCDP XXX is XXX so a secondary appraisal product is required.		XX-XX-XXX Post Close AVM returned a value and confidence score that supports the origination value.	XX-XX-XXX Resolved	XXX Resolved
GHIR22MK5PD	2023010562	Valuation	Doc Issue	Resolved	Resolved	GHIR22MK5PD-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	flood cert missing from file			XXX : Resolved. Received flood cert	XXX: Resolved. Received flood cert
CNSR4AY3O2Z	2023010584	Valuation	ValuationWaterfall	Resolved	Resolved	CNSR4AY3O2Z-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with XXX variance.			XXX : Resolved. AVM in file.	XXX: Resolved. AVM in file.
CNSR4AY3O2Z	2023010584	Credit	Eligibility	Resolved	Resolved	CNSR4AY3O2Z-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl R)	The borrower's mid FiCO is XXX . Per the matrix, the borrower must have at least a XXX FICO to close at XXX LTV.	XXX .XX reserves exceed the minimum required of XXX .XX exceeds the minimum by XXX months over the required minimum. XXX mortgage history for XX months.		Exception form in file allowing midscore.	Exception form in file allowing midscore.
CNSR4AY3O2Z	2023010584	Credit	Eligibility	Resolved	Resolved	CNSR4AY3O2Z-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	It appears a lender exception was granted to allow the loan to close at XXX LTV. However, the Credit Risk Summary form does not state anything about an exception being approved nor is it signed by authorized personnel.	XXX .XX reserves exceed the minimum required of XXX .XX exceeds the minimum by XXX months over the required minimum. XXX mortgage history for XX months.		XXX : Resolved. Received LOX for the LTC not being an exception. XXX LTV is permitted for credit scores XXX and above	XXX: Resolved. Received LOX for the LTC not being an exception. XXX LTV is permitted for credit scores XXX and above
CNSR4AY3O2Z	2023010584	Credit	Eligibility	Resolved	Resolved	CNSR4AY3O2Z-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	It appears a lender exception was granted to allow the loan to close at XXX LTV. However, the Credit Risk Summary form does not state anything about an exception being approved nor is it signed by authorized personnel.	XXX .XX reserves exceed the minimum required of XXX .XX exceeds the minimum by XXX months over the required minimum. XXX mortgage history for XX months.		XXX : Resolved. Received LOX for the LTC not being an exception. XXX LTV is permitted for credit scores XXX and above	XXX: Resolved. Received LOX for the LTC not being an exception. XXX LTV is permitted for credit scores XXX and above
DWDJLHTGHZP	2023010591	Credit	Guidelines	Resolved	Resolved	DWDJLHTGHZP-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Per the guidelines, section XXX.X, the subject property cannot be vacant for a cash out refinance transaction. Per the appraisal, page XXX , the subject property is vacant. The loan file did not contain a lease.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has owned subject investment property X years. XXX mortgage history for XX months.	Lender Responded: subject is AIR BnB as indicated by the appraisal - inspections could have only taken place when “guests: were not there. This is not a true vacancy - per appraisal no impact on marketability	XXX : Resolved: Subject is AIR BnB as indicated by the appraisal - inspections could have only taken place when “guests: were not there. This is not a true vacancy - per appraisal no impact on marketability. Addressed on page XX of appraisal. Property is furnished.	XXX: Resolved: Subject is AIR BnB as indicated by the appraisal - inspections could have only taken place when “guests: were not there. This is not a true vacancy - per appraisal no impact on marketability. Addressed on page XX of appraisal. Property is furnished.